Share-Based Compensation (Summary Of Expected Sharebased Compensation Expenses Assuming Established Performance Criteria Are Met And No Forfeitures Occur) (Details) $ in Millions	Dec. 31, 2015 USD ($)
2016 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	$ 100.7
2017 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	90.9
2018 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	41.3
2019 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	$ 3.8